2. COMMITMENTS (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
2019	$ 7,688	$ 10,250
2020	10,250	10,250
2021	5,126	5,126
Total minimum payments	23,064	25,626
Less: amount representing interest	1,686	2,063
Present value of minimum lease payments	21,378	23,563
Less: current portion	9,111	8,962	$ 8,391
Capital lease payments, noncurrent	$ 12,267	$ 14,601	$ 23,564